Other Income	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Income [Abstract]
Other Income
18.	OTHER INCOME

The industrial income recognized in 2020 for €765 pertains to a one-time transaction and relates to the income recognized within the scope of the license agreement with Labcorp ( see Note 2.3).

Other income consisted of the following:

Other income	Year ended
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
CIR tax credit	7,295	8,125	6,020
Other operating income (including CICE tax credit)	130	1,992	968
Government grants and subsidies	—	5	5
TOTAL	7,425	10,122	6,993

The research tax credit (CIR) amount of €6,020 comprises:

•	The 2020 Research Tax Credit for the amount of €7,911,
•

the accrual corresponding to the resolution of the dispute on the 2010, 2011, 2012 and 2014 Research Tax Credit balanced with the reversal of the operating provision recognized in 2019 (€1,892).( see note 19 ).

During 2020, the Group recognized in “Other operating income” €951 for exchange gains on trade receivables (€1,985 were recognized for exchange gains on trade receivables in 2019 and €38 were recognized as financial income in 2018).